Business Combination - Schedule of Assets and Liabilities of Disposal of Subsidiaries (Details) - ARB Midware Group [Member]	6 Months Ended
Dec. 31, 2025 MYR (RM)
Schedule of Assets and Liabilities of Disposal of Subsidiaries [Line Items]
Trade receivables	RM 1,448,282
Other receivables, prepayments and deposits	205,000
Cash and bank balances	213,504
Trade payables	(618,071)
Other payables and accruals	(450,751)
Tax payables	(191,834)
Total	606,130
Non-controlling interest	(300,311)
Total	305,819
Add: Goodwill
Total	305,819
Loss on disposal of subsidiaries at the Group level	(305,818)
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(213,504)
Net cash outflow upon disposal of subsidiaries	RM (213,503)